                                      CNA
                                 CAPITAL SELECT
                                    VARIABLE
                                 UNIVERSAL LIFE





                               SEMI-ANNUAL REPORT
                                 issued by the
                                  VALLEY FORGE
                            LIFE INSURANCE COMPANY,
                                 one of the CNA
                              insurance companies




                                 June 30, 1998





[CNA LOGO]

--------------------------------------------------------------------------------

Dear Policyowner:
--------------------------------------------------------------------------------

    I'm happy to present the Semi-Annual Report for CNA Capital Select(SM) Variable Universal Life.

    Your variable universal life (VUL) product was designed to provide two primary benefits. The first is life insurance and the second is an opportunity for tax-deferred cash accumulation. CNA Capital Select offers you choices within a broad array of investment options. In addition to a guaranteed-interest account, there are 18 stock-market-based accounts (referred to as subaccounts), which are managed by six widely recognized fund managers:

    - Federated Advisors

    - Fidelity Management and Research Company

    - Fred Alger Management, Inc.

    - Massachusetts Financial Services Company (MFS)

    - Societe Generale Asset Management Corporation (SoGen)

    - Van Eck Associates Corporation

    The full list of fund managers and subaccounts is found in the Notes to Financial Statements, Note 1. Organization, included within this report.

    This VUL product is issued by Valley Forge Life Insurance Company (VFL), one of the CNA insurance companies. VFL is a wholly-owned subsidiary of Continental Assurance Company (CAC) and together form the CNA life companies, which rank among the top 25 life organizations in the country.

    One important aspect of your variable universal life product is its use of separate accounts. A separate account is a pool of assets that provides an additional measure of assurance that VFL's liabilities and obligations to you and other policyowners will be satisfied. This is for your protection. The assets of a separate account, equal to its reserves and other liabilities, are not chargeable with liabilities that arise from any other business that VFL conducts. In other words, the separate account is legally insulated from other creditors' claims, giving you even more protection.

    This report is created to share information about financial status of the VUL separate account. Please take some time to look through the following sections:

    - Statement of Assets and Liabilities

    - Statement of Operations

    - Statement of Changes in Net Assets

    - Notes to Financial Statements

    If you need more specific information about CNA Capital Select Variable Universal Life, please refer to your prospectus. Additional copies are available from your CNA representative. Thank you again for purchasing CNA Capital Select Variable Universal Life, one of the many quality products available through the CNA family of products.

Sincerely,
ALAN S. LURTY

Alan S. Lurty, FLMI
Senior Vice President and
Chief Operating Officer, Annuities

    CNA Capital Select Variable Universal Life policies are issued by Valley Forge Life Insurance Company (VFL), one of the CNA insurance companies. VFL and its affiliate, Continental Assurance Company (CAC), together form the CNA life companies. Although a guaranteed-interest option is available in connection with CNA Capital Select Variable Universal Life, financial reports regarding these fixed-interest funds are not included in this report. Under some conditions, withdrawals prior to age 59 1/2 can result in government-imposed taxes and tax penalties. See your prospectus or consult your CNA representative for more details.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                FIDELITY
                                        FEDERATED    FEDERATED    FEDERATED       FIDELITY       VIP II    FIDELITY     FIDELITY
                                       PRIME MONEY    UTILITY    HIGH INCOME         VIP         ASSET      VIP II       VIP II
      JUNE 30, 1998 (UNAUDITED)          FUND II      FUND II    BOND FUND II   EQUITY-INCOME   MANAGER    INDEX 500   CONTRAFUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value:
    Federated Insurance Series           $33,543      $19,859      $34,063
    Fidelity Variable Insurance
      Products Fund                                                               $140,902
    Fidelity Variable Insurance
      Products Fund II                                                                          $36,947    $328,332     $114,396
    The Alger American Fund
    MFS Variable Insurance Trust
    SoGen Variable Funds, Inc.
    Van Eck Worldwide Insurance Trust
                                         -------      -------      -------        --------      -------    --------     --------
         TOTAL INVESTMENTS                33,543       19,859       34,063         140,902       36,947     328,332      114,396
                                         -------      -------      -------        --------      -------    --------     --------
           TOTAL ASSETS                   33,543       19,859       34,063         140,902       36,947     328,332      114,396
LIABILITIES                                   --           --           --              --           --          --           --
---------------------------------------------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY -- NET ASSETS       $33,543      $19,859      $34,063        $140,902      $36,947    $328,332     $114,396
=================================================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                FIDELITY
                                        FEDERATED    FEDERATED    FEDERATED       FIDELITY       VIP II    FIDELITY     FIDELITY
                                       PRIME MONEY    UTILITY    HIGH INCOME         VIP         ASSET      VIP II       VIP II
          DECEMBER 31, 1997              FUND II      FUND II    BOND FUND II   EQUITY-INCOME   MANAGER    INDEX 500   CONTRAFUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value:
    Federated Insurance Series           $65,595      $13,779       $4,131
    Variable Insurance Products Fund                                               $26,621
    Variable Insurance Products Fund
      II                                                                                         $7,491     $40,348     $22,720
    The Alger American Fund
    MFS Variable Insurance Trust
    SoGen Variable Funds, Inc.
    Van Eck Worldwide Insurance Trust
                                         -------      -------       ------         -------       ------     -------     -------
         TOTAL INVESTMENTS                65,595       13,779        4,131          26,621        7,491      40,348      22,720
                                         -------      -------       ------         -------       ------     -------     -------
           TOTAL ASSETS                   65,595       13,779        4,131          26,621        7,491      40,348      22,720
LIABILITIES                                   --           --           --              --           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY -- NET ASSETS       $65,595      $13,779       $4,131         $26,621       $7,491     $40,348     $22,720
=================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                           ALGER                    ALGER                             MFS
                                          AMERICAN       ALGER     AMERICAN     MFS                  GROWTH
                                           SMALL        AMERICAN   MID-CAP    EMERGING     MFS        WITH
      JUNE 30, 1998 (UNAUDITED)        CAPITALIZATION    GROWTH     GROWTH     GROWTH    RESEARCH    INCOME
-----------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value:
    Federated Insurance Series
    Fidelity Variable Insurance
      Products Fund
    Fidelity Variable Insurance
      Products Fund II
    The Alger American Fund               $78,190       $139,290   $62,286
    MFS Variable Insurance Trust                                              $183,394   $89,253    $238,062
    SoGen Variable Funds, Inc.
    Van Eck Worldwide Insurance Trust
                                          -------       --------   -------    --------   -------    --------
         TOTAL INVESTMENTS                 78,190        139,290    62,286     183,394    89,253     238,062
                                          -------       --------   -------    --------   -------    --------
           TOTAL ASSETS                    78,190        139,290    62,286     183,394    89,253     238,062
LIABILITIES                                    --             --        --          --        --          --
-------------------------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY -- NET ASSETS        $78,190       $139,290   $62,286    $183,394   $89,253    $238,062
=============================================================================================================

                                                                        VAN ECK     VAN ECK
                                         MFS        MFS      SOGEN     WORLDWIDE   WORLDWIDE
                                       LIMITED     TOTAL    OVERSEAS     HARD      EMERGING
      JUNE 30, 1998 (UNAUDITED)        MATURITY   RETURN    VARIABLE    ASSETS      MARKETS      TOTAL
-----------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value:
    Federated Insurance Series
    Fidelity Variable Insurance
      Products Fund                                                                            $   87,465
    Fidelity Variable Insurance                                                                   140,902
      Products Fund II                                                                            479,675
    The Alger American Fund                                                                       279,766
    MFS Variable Insurance Trust       $31,551    $18,505                                         560,765
    SoGen Variable Funds, Inc.                              $79,859                                79,859
    Van Eck Worldwide Insurance Trust                                   $8,026      $10,813        18,839
                                       -------    -------   -------     ------      -------    ----------
         TOTAL INVESTMENTS              31,551     18,505    79,859      8,026       10,813     1,647,271
                                       -------    -------   -------     ------      -------    ----------
           TOTAL ASSETS                 31,551     18,505    79,859      8,026       10,813     1,647,271
LIABILITIES                                 --         --        --         --           --            --
---------------------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY -- NET ASSETS     $31,551    $18,505   $79,859     $8,026      $10,813    $1,647,271
=========================================================================================================

---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

                                                  ALGER                    ALGER                             MFS
                                                 AMERICAN       ALGER     AMERICAN     MFS                 GROWTH
                                                  SMALL        AMERICAN   MID-CAP    EMERGING     MFS       WITH
          DECEMBER 31, 1997                   CAPITALIZATION    GROWTH     GROWTH     GROWTH    RESEARCH   INCOME
-----------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value:
    Federated Insurance Series
    Variable Insurance Products Fund
    Variable Insurance Products Fund II
    The Alger American Fund                    $15,548       $34,134    $11,475
    MFS Variable Insurance Trust                                                    $26,721    $20,542    $26,897
    SoGen Variable Funds, Inc.
    Van Eck Worldwide Insurance Trust
                                                -------       -------    -------    -------    -------    -------
           TOTAL INVESTMENTS                     15,548        34,134     11,475     26,721     20,542     26,897
                                                -------       -------    -------    -------    -------    -------
           TOTAL ASSETS                          15,548        34,134     11,475     26,721     20,542     26,897
LIABILITIES                                          --            --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY -- NET ASSETS              $15,548       $34,134    $11,475    $26,721    $20,542    $26,897
=================================================================================================================

                                                                               VAN ECK     VAN ECK
                                                 MFS       MFS      SOGEN     WORLDWIDE   WORLDWIDE
                                               LIMITED    TOTAL    OVERSEAS     HARD      EMERGING
          DECEMBER 31, 1997                    MATURITY   RETURN   VARIABLE    ASSETS      MARKETS       TOTAL
----------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value:
    Federated Insurance Series                                                                          $ 83,505
    Variable Insurance Products Fund                                                                      26,621
    Variable Insurance Products Fund II                                                                   70,559
    The Alger American Fund                                                                               61,157
    MFS Variable Insurance Trust               $11,351    $1,967                                          87,478
    SoGen Variable Funds, Inc.                                     $13,189                                13,189
    Van Eck Worldwide Insurance Trust                                          $5,902      $6,757         12,659
                                               -------    ------   -------     ------      ------       --------
         TOTAL INVESTMENTS                      11,351     1,967    13,189      5,902       6,757        355,168
                                               -------    ------   -------     ------      ------       --------
           TOTAL ASSETS                         11,351     1,967    13,189      5,902       6,757        355,168
LIABILITIES                                         --        --        --         --          --             --
----------------------------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY -- NET ASSETS             $11,351    $1,967   $13,189     $5,902      $6,757       $355,168
================================================================================================================


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                FIDELITY
                                        FEDERATED    FEDERATED    FEDERATED       FIDELITY       VIP II      FIDELITY     FIDELITY
FOR THE SIX MONTHS ENDED JUNE 30, 1998 PRIME MONEY    UTILITY    HIGH INCOME         VIP          ASSET       VIP II       VIP II
(UNAUDITED)                              FUND II      FUND II    BOND FUND II   EQUITY-INCOME    MANAGER    INDEX 500    CONTRAFUND
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income                       $ 3,132      $1,169       $   428         $ 2,052       $1,442      $  1,936     $ 1,679
                                         -------      ------       -------         -------       ------      --------     -------
                                           3,132       1,169           428           2,052        1,442         1,936       1,679
                                         -------      ------       -------         -------       ------      --------     -------
Expenses:
   Mortality and expense risk charges        596          78            83             302           93           989         258
   Policy fees/Cost of insurance           7,138       1,005         1,771           6,420        1,995        11,880       6,587
                                         -------      ------       -------         -------       ------      --------     -------
                                           7,734       1,083         1,854           6,722        2,088        12,869       6,845
                                         -------      ------       -------         -------       ------      --------     -------
      NET INVESTMENT INCOME (LOSS)        (4,602)         86        (1,426)         (4,670)        (646)      (10,933)     (5,166)
                                         -------      ------       -------         -------       ------      --------     -------
Investment gains (losses):
   Net realized gains (losses)             -             314           (60)          1,741         (245)       10,619       3,320
   Net unrealized gains (losses)           -            (571)           16          (1,361)         264         3,781       2,728
                                         -------      ------       -------         -------       ------      --------     -------
      NET REALIZED AND UNREALIZED
         INVESTMENT GAINS (LOSSES)         -            (257)          (44)            380           19        14,400       6,048
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  PARTICIPANTS' EQUITY RESULTING FROM
  OPERATIONS                             $(4,602)     $ (171)      $(1,470)        $(4,290)      $ (627)     $  3,467     $   882
===================================================================================================================================
FOR THE PERIOD FROM INCEPTION TO
DECEMBER 31, 1997                       1-MAY-97     10-JUN-97     8-APR-97       10-JUN-97     10-JUN-97    6-APR-97     8-APR-97
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income                       $   279      $   51       $     2         $-            $ -         $  -         $ -
                                         -------      ------       -------         -------       ------      --------     -------
                                             279          51             2          -              -            -           -
                                         -------      ------       -------         -------       ------      --------     -------
Expenses:
   Mortality and expense risk charges         48          46             6              56           28            75          27
   Policy fees/Cost of insurance           1,663         476           227           1,777          409         3,947       1,593
                                         -------      ------       -------         -------       ------      --------     -------
                                           1,711         522           233           1,833          437         4,022       1,620
                                         -------      ------       -------         -------       ------      --------     -------
      NET INVESTMENT INCOME (LOSS)        (1,432)       (471)         (231)         (1,833)        (437)       (4,022)     (1,620)
                                         -------      ------       -------         -------       ------      --------     -------
Investment gains (losses):
   Net realized gains (losses)             -             163            (1)            433           19           445          61
   Net unrealized gains (losses)           -           1,465            56             873          402         1,172         206
                                         -------      ------       -------         -------       ------      --------     -------
      NET REALIZED AND UNREALIZED
         INVESTMENT GAINS (LOSSES)         -           1,628            55           1,306          421         1,617         267
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  PARTICIPANTS' EQUITY RESULTING FROM
  OPERATIONS                             $(1,432)     $1,157       $  (176)        $  (527)      $  (16)     $ (2,405)    $(1,353)
===================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          ALGER                      ALGER                              MFS
                                         AMERICAN        ALGER     AMERICAN       MFS                  GROWTH
FOR THE SIX MONTHS ENDED JUNE 30, 1998    SMALL        AMERICAN     MID-CAP    EMERGING      MFS        WITH
(UNAUDITED)                           CAPITALIZATION    GROWTH      GROWTH      GROWTH     RESEARCH    INCOME
----------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income                       $ 7,871        $15,637     $ 2,887     $   761    $ 1,443    $  -
                                         -------        -------     -------     -------    -------    -------
                                           7,871         15,637       2,887         761      1,443       -
                                         -------        -------     -------     -------    -------    -------
Expenses:
   Mortality and expense risk charges        180            311         128         350        192        394
   Policy fees/Cost of insurance           3,859          6,866       3,155       6,787      6,331      6,252
                                         -------        -------     -------     -------    -------    -------
                                           4,039          7,177       3,283       7,137      6,523      6,646
                                         -------        -------     -------     -------    -------    -------
      NET INVESTMENT INCOME (LOSS)         3,832          8,460        (396)     (6,376)    (5,080)    (6,646)
                                         -------        -------     -------     -------    -------    -------
Investment gains (losses):
   Net realized gains (losses)              (638)           848         122       5,225      4,384      5,659
   Net unrealized gains (losses)          (2,183)           352       2,737       4,804        373      2,489
                                         -------        -------     -------     -------    -------    -------
      NET REALIZED AND UNREALIZED
         INVESTMENT GAINS (LOSSES)        (2,821)         1,200       2,859      10,029      4,757      8,148
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  PARTICIPANTS' EQUITY RESULTING FROM
  OPERATIONS                             $ 1,011        $ 9,660     $ 2,463       3,653    $  (323)   $ 1,502
================================================================================================================
FOR THE PERIOD FROM INCEPTION TO
DECEMBER 31, 1997                       27-FEB-97      24-FEB-97   29-MAY-97   24-FEB-97   8-APR-97   8-APR-97
----------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income                       $     8        $     1     $ -         $ -        $  -       $   623
                                         -------        -------     -------     -------    -------    -------
                                               8              1       -           -           -           623
                                         -------        -------     -------     -------    -------    -------
Expenses:
   Mortality and expense risk charges         20             87          18          28         33         30
   Policy fees/Cost of insurance           1,189          2,394         678       1,704      1,669      1,328
                                         -------        -------     -------     -------    -------    -------
                                           1,209          2,481         696       1,732      1,702      1,358
                                         -------        -------     -------     -------    -------    -------
      NET INVESTMENT INCOME (LOSS)        (1,201)        (2,480)       (696)     (1,732)    (1,702)      (735)
                                         -------        -------     -------     -------    -------    -------
Investment gains (losses):
   Net realized gains (losses)               (30)           889         (53)         45        (44)       199
   Net unrealized gains (losses)             (56)        (1,200)       (400)        317        332         11
                                         -------        -------     -------     -------    -------    -------
      NET REALIZED AND UNREALIZED
         INVESTMENT GAINS (LOSSES)           (86)          (311)       (453)        362        288        210
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  PARTICIPANTS' EQUITY RESULTING FROM
  OPERATIONS                             $(1,287)       $(2,791)    $(1,149)    $(1,370)   $(1,414)   $  (525)
================================================================================================================



                                                                                  VAN ECK       VAN ECK
                                                MFS         MFS       SOGEN      WORLDWIDE     WORLDWIDE
FOR THE SIX MONTHS ENDED JUNE 30, 1998        LIMITED      TOTAL     OVERSEAS      HARD        EMERGING
(UNAUDITED)                                   MATURITY     RETURN    VARIABLE     ASSETS        MARKETS     TOTAL
------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income                           $ -          $ 249      $ -         $   963       $   129    $ 41,778
                                             -------      -----      -------     -------       -------    --------
                                               -            249        -             963           129      41,778
                                             -------      -----      -------     -------       -------    --------
Expenses:
   Mortality and expense risk charges             73         37          168          30            41       4,303
   Policy fees/Cost of insurance               1,461        849        4,946         572         1,737      79,611
                                             -------      -----      -------     -------       -------    --------
                                               1,534        886        5,114         602         1,778      83,914
                                             -------      -----      -------     -------       -------    --------
      NET INVESTMENT INCOME (LOSS)            (1,534)      (637)      (5,114)        361        (1,649)    (42,136)
                                             -------      -----      -------     -------       -------    --------
Investment gains (losses):
   Net realized gains (losses)                  (265)       272        1,069        (391)         (579)     31,395
   Net unrealized gains (losses)                 719         20         (282)     (1,478)       (2,043)     10,365
                                             -------      -----      -------     -------       -------    --------
      NET REALIZED AND UNREALIZED
         INVESTMENT GAINS (LOSSES)               454        292          787      (1,869)       (2,622)     41,760
------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  PARTICIPANTS' EQUITY RESULTING FROM
  OPERATIONS                                 $(1,080)     $(345)     $(4,327)    $(1,508)      $(4,271)   $   (376)
===================================================================================================================
FOR THE PERIOD FROM INCEPTION TO
DECEMBER 31, 1997                            16-SEP-97   24-FEB-97   24-FEB-97   8-APR-97    2-APR-97
-------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income                             $   652      $-         $ -         $ -           $ -        $  1,616
                                               -------      -----      -------     -------       -------    --------
                                                   652       -           -           -             -           1,616
                                               -------      -----      -------     -------       -------    --------
Expenses:
   Mortality and expense risk charges               11          3           31           7             6         560
   Policy fees/Cost of insurance                   247        315        1,799         282           612      22,309
                                               -------      -----      -------     -------       -------    --------
                                                   258        318        1,830         289           618      22,869
                                               -------      -----      -------     -------       -------    --------
      NET INVESTMENT INCOME (LOSS)                 394       (318)      (1,830)       (289)         (618)    (21,253)
                                               -------      -----      -------     -------       -------    --------
Investment gains (losses):
   Net realized gains (losses)                      13         19         (319)        (67)         (207)      1,565
   Net unrealized gains (losses)                  (611)        50         (424)       (297)         (129)      1,767
                                               -------      -----      -------     -------       -------    --------
      NET REALIZED AND UNREALIZED
         INVESTMENT GAINS (LOSSES)                (598)        69         (743)       (364)         (336)      3,332
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  PARTICIPANTS' EQUITY RESULTING FROM
  OPERATIONS                                   $  (204)     $(249)     $(2,573)    $  (653)      $  (954)   $(17,921)
====================================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                FIDELITY
                                        FEDERATED    FEDERATED    FEDERATED       FIDELITY       VIP II      FIDELITY     FIDELITY
FOR THE SIX MONTHS ENDED JUNE 30, 1998 PRIME MONEY    UTILITY    HIGH INCOME         VIP          ASSET       VIP II       VIP II
(UNAUDITED)                              FUND II      FUND II    BOND FUND II   EQUITY-INCOME    MANAGER    INDEX 500    CONTRAFUND
-----------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)          $  (4,602)   $     86     $  (1,426)     $   (4,670)    $   (646)   $  (10,933)  $   (5,166)
  Net realized gain (losses)               -              314           (60)          1,741         (245)       10,619        3,320
  Net unrealized gain (losses)             -             (571)           16          (1,361)         264         3,781        2,728
                                        ---------    ---------    ---------      ----------     ---------   ----------   ----------
    Change in net assets resulting
      from operations                      (4,602)       (171)       (1,470)         (4,290)        (627)        3,467          882
From capital transactions:
  Net premiums/deposits                   421,507       6,459        31,610         113,627       28,078       138,141       89,904
  Withdrawals                                  (1)         (1)            1          -                 1        -                (1)
  Transfers among sub-accounts and
    with the Fixed
    Account -- net -- Note 1             (448,956)       (207)         (209)          4,944        2,004       146,376          891
                                        ---------    ---------    ---------      ----------     ---------   ----------   ----------
    Change in net assets resulting
      from capital transactions           (27,450)      6,251        31,402         118,571       30,083       284,517       90,794
Increase in net assets                    (32,052)      6,080        29,932         114,281       29,456       287,984       91,676
Net assets at beginning of period          65,595      13,779         4,131          26,621        7,491        40,348       22,720
                                        ---------    ---------    ---------      ----------     ---------   ----------   ----------
NET ASSETS AT END OF PERIOD             $  33,543    $ 19,859     $  34,063      $  140,902     $ 36,947    $  328,332   $  114,396
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                $    1.00    $  14.06     $   11.06      $    25.17     $  17.25    $   129.25   $    21.95
===================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD       33,543.2     1,412.4       3,079.8         5,598.0      2,141.8       2,540.3      5,211.6
===================================================================================================================================
FOR THE PERIOD FROM INCEPTION TO
DECEMBER 31, 1997                       1-MAY-97     10-JUN-97     8-APR-97       10-JUN-97     10-JUN-97    6-APR-97     8-APR-97
-----------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)          $  (1,432)   $   (471)    $    (231)     $   (1,833)    $   (437)   $   (4,022)  $   (1,620)
  Net realized gains (losses)              -              163            (1)            433           19           445           61
  Net unrealized gains (losses)            -            1,465            56             873          402         1,172          206
                                        ---------    ---------    ---------      ----------     ---------   ----------   ----------
    Change in net assets resulting
      from operations                      (1,432)      1,157          (176)           (527)         (16)       (2,405)      (1,353)
From capital transactions:
  Net premiums/deposits                    97,987      10,230         2,941          21,697        7,428        34,213       18,058
  Transfers among sub-accounts and
    with the Fixed
    Account -- net -- Note 1              (30,960)      2,392         1,366           5,451           79         8,540        6,015
                                        ---------    ---------    ---------      ----------     ---------   ----------   ----------
    Change in net assets resulting
      from capital transactions            67,027      12,622         4,307          27,148        7,507        42,753       24,073
Increase in net assets                     65,595      13,779         4,131          26,621        7,491        40,348       22,720
Net assets at beginning of period          -            -            -               -             -            -            -
                                        ---------    ---------    ---------      ----------     ---------   ----------   ----------
NET ASSETS AT END OF PERIOD             $  65,595    $ 13,779     $   4,131      $   26,621     $  7,491    $   40,348   $   22,720
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                $    1.00    $  14.29     $   10.95      $    24.28     $  18.01    $   114.39   $    19.94
===================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD       65,595.1       964.3         377.3         1,096.4        415.9         352.7      1,139.4
===================================================================================================================================

--------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          ALGER                       ALGER                                 MFS
                                         AMERICAN        ALGER      AMERICAN       MFS                     GROWTH
FOR THE SIX MONTHS ENDED JUNE 30, 1998    SMALL         AMERICAN     MID-CAP     EMERGING       MFS         WITH
(UNAUDITED)                           CAPITALIZATION     GROWTH      GROWTH       GROWTH     RESEARCH      INCOME
-------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)          $   3,832      $    8,460   $   (396)   $   (6,376)  $  (5,080)  $   (6,646)
  Net realized gain (losses)                 (638)            848        122         5,225       4,384        5,659
  Net unrealized gain (losses)             (2,183)            352      2,737         4,804         373        2,489
                                        ---------      ----------   ---------   ----------   ---------   ----------
    Change in net assets resulting
      from operations                       1,011           9,660      2,463         3,653        (323)       1,502
From capital transactions:
  Net premiums/deposits                    51,193          72,528     38,527        78,129      60,788       42,510
  Withdrawals                                  (2)             (2)        (2)           (4)         (3)          (1)
  Transfers among sub-accounts and
    with the Fixed
    Account -- net -- Note 1               10,440          22,970      9,823        74,895       8,249      167,154
                                        ---------      ----------   ---------   ----------   ---------   ----------
    Change in net assets resulting
      from capital transactions            61,631          95,496     48,348       153,020      69,034      209,663
Increase in net assets                     62,642         105,156     50,811       156,673      68,711      211,165
Net assets at beginning of period          15,548          34,134     11,475        26,721      20,542       26,897
                                        ---------      ----------   ---------   ----------   ---------   ----------
NET ASSETS AT END OF PERIOD             $  78,190      $  139,290   $ 62,286    $  183,394   $  89,253   $  238,062
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                $   43.13      $    45.66   $  26.70    $    19.45   $   18.35   $    19.09
===================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD        1,812.9         3,050.6    2,332.8       9,429.1     4,863.9     12,470.5
===================================================================================================================
FOR THE PERIOD FROM INCEPTION TO
DECEMBER 31, 1997                       27-FEB-97      24-FEB-97    29-MAY-97   24-FEB-97    8-APR-97     8-APR-97
-------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)          $  (1,201)     $   (2,480)  $   (696)   $   (1,732)  $  (1,702)  $     (735)
  Net realized gains (losses)                 (30)            889        (53)           45         (44)         199
  Net unrealized gains (losses)               (56)         (1,200)      (400)          317         332           11
                                        ---------      ----------   ---------   ----------   ---------   ----------
    Change in net assets resulting
      from operations                      (1,287)         (2,791)    (1,149)       (1,370)     (1,414)        (525)
From capital transactions:
  Net premiums/deposits                    14,166          35,288      8,051        18,949      12,643       11,690
  Transfers among sub-accounts and
    with the Fixed
    Account -- net -- Note 1                2,669           1,637      4,573         9,142       9,313       15,732
                                        ---------      ----------   ---------   ----------   ---------   ----------
    Change in net assets resulting
      from capital transactions            16,835          36,925     12,624        28,091      21,956       27,422
Increase in net assets                     15,548          34,134     11,475        26,721      20,542       26,897
Net assets at beginning of period          -               -           -            -            -           -
                                        ---------      ----------   ---------   ----------   ---------   ----------
NET ASSETS AT END OF PERIOD             $  15,548      $   34,134   $ 11,475    $   26,721   $  20,542   $   26,897
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                $   43.75      $    42.76   $  24.18    $    16.14   $   15.79   $    16.44
===================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD          355.4           798.3      474.6       1,655.6     1,300.9      1,636.1
===================================================================================================================

                                                                            VAN ECK       VAN ECK
                                          MFS         MFS        SOGEN     WORLDWIDE     WORLDWIDE
FOR THE SIX MONTHS ENDED JUNE 30, 1998  LIMITED      TOTAL     OVERSEAS      HARD        EMERGING
(UNAUDITED)                            MATURITY     RETURN     VARIABLE     ASSETS        MARKETS      TOTAL
--------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)         $ (1,534)   $   (637)   $ (5,114)   $    361      $ (1,649)   $  (42,136)
  Net realized gain (losses)               (265)        272       1,069        (391)         (579)   $   31,395
  Net unrealized gain (losses)              719          20        (282)     (1,478)       (2,043)   $   10,365
                                       ---------   ---------   ---------   --------      ---------   ----------
    Change in net assets resulting
      from operations                    (1,080)       (345)     (4,327)     (1,508)       (4,271)   $     (376)
From capital transactions:
  Net premiums/deposits                  21,279      16,883      71,188       3,614         8,353    $1,294,318
  Withdrawals                                 1       -               3       -                 2    $       (9)
  Transfers among sub-accounts and
    with the Fixed
    Account -- net -- Note 1              -           -            (194)         18           (28)   $   (1,830)
                                       ---------   ---------   ---------   --------      ---------   ----------
    Change in net assets resulting
      from capital transactions          21,280      16,883      70,997       3,632         8,327    $1,292,479
Increase in net assets                   20,200      16,538      66,670       2,124         4,056    $1,292,103
Net assets at beginning of period        11,351       1,967      13,189       5,902         6,757    $  355,168
                                       ---------   ---------   ---------   --------      ---------   ----------
NET ASSETS AT END OF PERIOD            $ 31,551    $ 18,505    $ 79,859    $  8,026      $ 10,813    $1,647,271
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                               $  10.29    $  17.53    $  10.51    $  11.55      $   8.35
===============================================================================================================
UNITS OUTSTANDING AT END OF PERIOD      3,066.2     1,055.6     7,598.4       694.9       1,294.9
===============================================================================================================
FOR THE PERIOD FROM INCEPTION TO
DECEMBER 31, 1997                      16-SEP-97   24-FEB-97   24-FEB-97   8-APR-97    2-APR-97
---------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)         $    394    $   (318)   $ (1,830)   $   (289)     $   (618)   $  (21,253)
  Net realized gains (losses)                13          19        (319)        (67)         (207)        1,565
  Net unrealized gains (losses)            (611)         50        (424)       (297)         (129)        1,767
                                       ---------   ---------   ---------   --------      ---------   ----------
    Change in net assets resulting
      from operations                      (204)       (249)     (2,573)       (653)         (954)      (17,921)
From capital transactions:
  Net premiums/deposits                   6,149       2,216      14,325       4,423         7,649       328,103
  Transfers among sub-accounts and
    with the Fixed
    Account -- net -- Note 1              5,406       -           1,437       2,132            62        44,986
                                       ---------   ---------   ---------   --------      ---------   ----------
    Change in net assets resulting
      from capital transactions          11,555       2,216      15,762       6,555         7,711       373,089
Increase in net assets                   11,351       1,967      13,189       5,902         6,757       355,168
Net assets at beginning of period         -           -           -           -             -            -
                                       ---------   ---------   ---------   --------      ---------   ----------
NET ASSETS AT END OF PERIOD            $ 11,351    $  1,967    $ 13,189    $  5,902      $  6,757    $  355,168
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                               $  10.01    $  16.63    $   9.77    $  15.72      $  11.00
===============================================================================================================
UNITS OUTSTANDING AT END OF PERIOD      1,134.0       118.3     1,350.0       375.4         614.3
===============================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                          JUNE 30, 1998 -- (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              NOTE 1. ORGANIZATION
--------------------------------------------------------------------------------

     Valley Forge Life Insurance Company Variable Life Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operations on February 24, 1997. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 84% of the outstanding common stock of CNA.

     VFL sells a wide range of life insurance products, including the Capital Select variable life policy. Under the terms of the Capital Select variable life policy, policyowners' select where the net premium payments of the policy are invested. The policyowner may choose to invest in either the Variable Account, the Fixed Account or both the Variable and Fixed Accounts. The assets of the Variable Account are segregated from VFL's general account and its other separate accounts. The policyowner, (before the maturity date, while the policyowner is still living or the policy is in force), may transfer all or part of any subaccount value to another subaccount(s) or to the Fixed Account, or transfer all or part of fixed policy value to any subaccount(s).

     The Variable Account currently offers 18 sub-accounts each of which invests in shares of a corresponding fund (i.e., investment portfolios), wherein the policyowners bear all of the investment risk. Each fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by a registered investment advisor. The sub-accounts are as follows:

     FEDERATED INSURANCE SERIES:
      Federated Prime Money Fund II
      Federated Utility Fund II
      Federated High Income Bond Fund II

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
      Fidelity VIP Equity-Income Portfolio

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
      Fidelity VIP II Asset Manager Portfolio
      Fidelity VIP II Index 500 Portfolio
      Fidelity VIP II Contrafund Portfolio

     THE ALGER AMERICAN FUND:
      Alger American Small Capitalization Portfolio
      Alger American Growth Portfolio
      Alger American Mid-Cap Growth Portfolio

     MFS VARIABLE INSURANCE TRUST:
      MFS Emerging Growth Series
      MFS Research Series
      MFS Growth With Income Series
      MFS Limited Maturity Series
      MFS Total Return Series

     SOGEN VARIABLE FUNDS, INC.:
      SoGen Overseas Variable Fund

    VAN ECK WORLDWIDE INSURANCE
         TRUST:
      Van Eck Worldwide Hard Assets Fund
      Van Eck Worldwide Emerging Markets Fund

     The Fixed Account is part of the general account of VFL and is an investment option available to policyowners. The Fixed Account has not been registered under the Securities Act of 1933 nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940. As a result, the accompanying financial statements do not reflect amounts invested in the Fixed Account.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                          JUNE 30, 1998 -- (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     VALUATION OF INVESTMENTS -- Investments consist of shares of the funds and are stated at fair value based on quoted market prices.

     RECOGNITION OF INVESTMENT INCOME -- Investment income consists of dividends declared by the portfolio managers of the funds which are recognized on the date of record.

     REALIZED GAINS AND LOSSES -- Realized investment gains and losses represent the difference between the proceeds from sales of shares by the Variable Account and the cost of such shares, which are determined using the average cost method.

     POLICYOWNER VARIABLE ACCOUNT ACTIVITY -- Variable Account activity is reflected in individual policyowner accounts on a daily basis.

     FEDERAL INCOME TAXES -- Net investment income and realized gains and losses on investments of the Variable Account are taxable to policyowners generally upon distribution. Accordingly, no provision for income taxes has been recorded.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of VFL's management, these statements include all adjustment, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and cash flows in the accompanying financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                          JUNE 30, 1998 -- (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              NOTE 3. INVESTMENTS
--------------------------------------------------------------------------------

     The investments in the funds of the subaccounts of the Variable Life Separate Account at June 30, 1998 (unaudited) and December 31, 1997 are as follows:

------------------------------------------------------------------------------------------
                                                                                   MARKET
                                                              SHARES     COST      VALUE
------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
  FEDERATED PRIME MONEY FUND II
     June 30, 1998                                            33,543   $ 33,543   $ 33,543
     December 31, 1997                                        65,595     65,595     65,595
  FEDERATED UTILITY FUND II
     June 30, 1998                                             1,412     18,965     19,859
     December 31, 1997                                           964     12,314     13,779
  FEDERATED HIGH INCOME BOND FUND II
     June 30, 1998                                             3,080     33,991     34,063
     December 31, 1997                                           377      4,075      4,131
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
  FIDELITY VIP EQUITY-INCOME PORTFOLIO
     June 30, 1998                                             5,598    141,390    140,902
     December 31, 1997                                         1,096     25,748     26,621
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
  FIDELITY VIP II ASSET MANAGER PORTFOLIO
     June 30, 1998                                             2,142     36,280     36,947
     December 31, 1997                                           416      7,089      7,491
  FIDELITY VIP II INDEX 500 PORTFOLIO
     June 30, 1998                                             2,540    323,380    328,332
     December 31, 1997                                           353     39,176     40,348
  FIDELITY CONTRAFUND PORTFOLIO
     June 30, 1998                                             5,212    111,460    114,396
     December 31, 1997                                         1,139     22,514     22,720
THE ALGER AMERICAN FUND:
  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
     June 30, 1998                                             1,813     80,428     78,190
     December 31, 1997                                           355     15,604     15,548
  ALGER AMERICAN GROWTH PORTFOLIO
     June 30, 1998                                             3,051    140,138    139,290
     December 31, 1997                                           798     35,334     34,134

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                          JUNE 30, 1998 -- (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        NOTE 3. INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------
                                                                                   MARKET
                                                              SHARES     COST      VALUE
------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
  ALGER AMERICAN MID-CAP GROWTH PORTFOLIO
     June 30, 1998                                             2,333   $ 59,948   $ 62,286
     December 31, 1997                                           475     11,875     11,475
MFS VARIABLE INSURANCE TRUST:
  MFS EMERGING GROWTH SERIES
     June 30, 1998                                             9,429    178,276    183,394
     December 31, 1997                                         1,656     26,404     26,721
  MFS RESEARCH SERIES
     June 30, 1998                                             4,864     88,370     89,253
     December 31, 1997                                         1,301     20,210     20,542
  MFS GROWTH WITH INCOME SERIES
     June 30, 1998                                            12,471    235,211    238,062
     December 31, 1997                                         1,636     26,886     26,897
  MFS LIMITED MATURITY SERIES
     June 30, 1998                                             3,066     31,442     31,551
     December 31, 1997                                         1,134     11,962     11,351
  MFS TOTAL RETURN SERIES
     June 30, 1998                                             1,056     18,435     18,505
     December 31, 1997                                           118      1,917      1,967
SOGEN VARIABLE FUNDS, INC.:
  SOGEN OVERSEAS VARIABLE FUND
     June 30, 1998                                             7,598     80,565     79,859
     December 31, 1997                                         1,350     13,613     13,189
VAN ECK WORLDWIDE INSURANCE TRUST:
  VAN ECK WORLDWIDE HARD ASSETS FUND
     June 30, 1998                                               695      9,801      8,026
     December 31, 1997                                           375      6,199      5,902
  VAN ECK EMERGING MARKETS FUND
     June 30, 1998                                             1,295     12,984     10,813
     December 31, 1997                                           614      6,886      6,757

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                          JUNE 30, 1998 -- (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                          NOTE 4. PURCHASES AND SALES
--------------------------------------------------------------------------------

     The aggregate cost of purchases and proceeds from sales of funds in the sub-accounts for the six-month period ended June 30, 1998 are as follows:

----------------------------------------------------------------------------------
                                                              PURCHASES    SALES
----------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
  Federated Prime Money Fund II                               $869,674    $904,861
  Federated Utility Fund II                                      7,681       2,513
  Federated High Income Bond Fund II                            54,144      24,597
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
  Fidelity VIP Equity-Income Portfolio                         176,803      64,954
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
  Fidelity VIP II Asset Manager Portfolio                       36,784       8,790
  Fidelity VIP II Index 500 Portfolio                          730,808     459,158
  Fidelity VIP II Contrafund Portfolio                         135,378      51,431
THE ALGER AMERICAN FUND:
  Alger American Small Capitalization Portfolio                 89,108      31,518
  Alger American Growth Portfolio                              125,813      37,493
  Alger American Mid-Cap Growth Portfolio                       51,319       6,255
MFS VARIABLE INSURANCE TRUST:
  MFS Emerging Growth Series                                   277,558     131,671
  MFS Research Series                                          110,132      47,618
  MFS Growth With Income Series                                397,987     195,322
  MFS Limited Maturity Series                                   28,608       8,863
  MFS Total Return Series                                       26,232      10,235
SOGEN VARIABLE FUNDS, INC.:
  SoGen Overseas Variable Fund                                 115,178      49,295
VAN ECK WORLDWIDE INSURANCE TRUST:
  Van Eck Worldwide Hard Assets Fund                             4,906       1,877
  Van Eck Emerging Markets Fund                                  8,918       2,370

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                          JUNE 30, 1998 -- (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  NOTE 4. INVESTMENT TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------
     The aggregate cost of purchases and proceeds from sales of funds in the sub-accounts from the date of inception to December 31, 1997, were as follows:

---------------------------------------------------------------------------------
                                                              PURCHASES    SALES
---------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
  Federated Prime Money Fund II                               $145,193    $79,877
  Federated Utility Fund II                                     18,819      6,718
  Federated High Income Bond Fund II                             7,919      3,845

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
  Fidelity VIP Equity-Income Portfolio                          42,621     17,306

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
  Fidelity VIP II Asset Manager Portfolio                        7,528        458
  Fidelity VIP II Index 500 Portfolio                           59,865     21,134
  Fidelity VIP II Contrafund Portfolio                          43,658     21,205

THE ALGER AMERICAN FUND:
  Alger American Small Capitalization Portfolio                 28,590     12,964
  Alger American Growth Portfolio                               44,379      9,935
  Alger American Mid-Cap Growth Portfolio                       22,938     11,010

MFS VARIABLE INSURANCE TRUST:
  MFS Emerging Growth Series                                    41,571     15,212
  MFS Research Series                                           29,976      9,723
  MFS Growth With Income Series                                 45,455     19,391
  MFS Limited Maturity Series                                   26,273     14,976
  MFS Total Return Series                                        2,345        447

SOGEN VARIABLE FUNDS, INC.:
  SoGen Overseas Variable Fund                                  19,038      5,106

VAN ECK WORLDWIDE INSURANCE TRUST:
  Van Eck Worldwide Hard Assets Fund                            12,851      6,585
  Van Eck Emerging Markets Fund                                  8,457      1,364

--------------------------------------------------------------------------------

                         NOTE 5. CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

     A monthly deduction is made from each policy to compensate VFL for administration expenses associated with the policies and the Variable Account. These expenses relate to premium billing and collection, recordkeeping, processing death benefit claims, policy loans, policy changes, reporting and overhead costs, processing applications and establishing policy records. The policy fee is $6.00 per month. The issue fee is $20.00 per month during the first policy year and is $10.00 per month for the first 12 months after an increase in specified amount. A monthly deduction is made from each policy for the cost of insurance and any charges for supplemental riders. The cost of

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                                       13

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                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                          JUNE 30, 1998 -- (UNAUDITED)
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                   NOTE 5. CHARGES AND DEDUCTIONS (CONTINUED)
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insurance charge is based on the sex, attained age, issue age, risk class, and number of years that the policy or increment of specified amount has been in force. These monthly charges are deducted proportionately from the value of each Variable Account sub-account and/or the Fixed Account.

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the policy. The daily charge is approximately equal to an annual rate of 0.90% of the net assets of the Variable Account during the first 10 policy years and an approximate annual rate of 0.45% of the net assets of the Variable Account during policy years 11 and thereafter.

     VFL deducts an amount equal to 3.5% from each premium payment to cover federal tax liabilities and state and local premium taxes.

     VFL permits 12 free transfers between and among the sub-accounts (one of which can be applied to the Fixed Account) per policy year. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.
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                      NOTE 6. DIVERSIFICATION REQUIREMENTS
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     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986
(the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the funds' prospectuses, that the mutual funds satisfy the requirement of the regulations.

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                                       14

The principal underwriter of this product is CNA Investor Services, Inc., a registered broker-dealer and member of the National Association of Securities Dealers. CNA Investor Services, Inc., is an affiliate of the CNA Financial Corporation. CNA Capital Select Variable Universal Life is issued by the Valley Forge Life Insurance Company, one of the CNA insurance companies.

CNA is a registered service mark of the CNA Financial Corporation. The policy form numbers for this product are: V100-1132-A Series, V100-1133-A Series.
CNA Capital Select Variable Universal Life is not available in all states.

MAILING ADDRESS:
CNA Insurance Companies
Variable Product Team
P.O. Box 305139
Nashville, TN 37230-5139


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AG-132667-A  8/98 Printed in USA